Notes Payable (Details Textual) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2010 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]	Dec. 29, 2009 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]	Dec. 31, 2013 Convertible debentures issued on December 29, 2009 and February 3, 2010 [Member]	Sep. 30, 2010 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]	Dec. 31, 2013 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]	Oct. 14, 2010 Convertible debentures issued on September 30, 2010 and October 14, 2010 [Member]	Mar. 31, 2010 Convertible debentures issued on March 31, 2010 and October 14, 2010 [Member]	Nov. 15, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Oct. 26, 2010 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Dec. 31, 2013 Debentures payable issued on October 26, 2010 and November 15, 2010 [Member]	Dec. 20, 2010 Convertible debenture issued on November 15, 2010 [Member]	Nov. 15, 2010 Convertible debenture issued on November 15, 2010 [Member]	Dec. 31, 2013 Convertible debenture issued on November 15, 2010 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on July to December 2012 [Member]	Dec. 31, 2012 Short term, unsecured notes payable issued on July to December 2012 [Member]	Dec. 31, 2012 Short term, unsecured notes payable issued on August to December 2012 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on January to September 2013 [Member]	May 31, 2014 Short term, unsecured notes payable issued on January to September 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on January to September 2013 [Member] 2	May 31, 2014 Short term, unsecured notes payable issued on January to September 2013 [Member] 2	Mar. 25, 2011 Term notes issued on March 25, 2011[Member]	Dec. 31, 2013 Term notes issued on March 25, 2011[Member]	Dec. 31, 2013 Short term issued in August to December 2012 [Member]	Dec. 31, 2012 Short term issued in August to December 2012 [Member]	Dec. 31, 2013 Unsecured loans issued in June to August 8 2013 [Member]	Aug. 08, 2013 Unsecured loans issued in June to August 8 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued September 2012 [Member]	Sep. 30, 2012 Short term, unsecured notes payable issued September 2012 [Member]	Mar. 31, 2014 Insurance policy finance agreements [Member]	Dec. 31, 2013 Insurance policy finance agreements [Member]	May 31, 2014 Insurance policy finance agreements [Member]	Sep. 30, 2013 Short term, unsecured notes payable issued on June to September 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on January to August 8, 2013 [Member]	Aug. 08, 2013 Short term, unsecured notes payable issued on January to August 8, 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on August 9 to December 2013 [Member]	Aug. 09, 2013 Short term, unsecured notes payable issued on August 9 to December 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on August 9 to December 2013 [Member] Peter Zachariou [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on August 9 to December 2013 [Member] David Cantor [Member]	Oct. 22, 2013 Term notes issued on October 22, 2013 [Member]	Dec. 31, 2013 Short term, unsecured notes payable issued on January to August 8 2013 [Member] 1	Aug. 08, 2013 Short term, unsecured notes payable issued on January to August 8 2013 [Member] 1
Notes Payable (Textual)
Issuance of convertible debentures					$ 70,000	$ 371,362		$ 85,000		$ 90,000	$ 85,000	$ 322,500	$ 77,500			$ 350,000			$ 300,900	$ 115,550		$ 325,744	$ 91,519	$ 210,000				$ 98,550						$ 74,043	$ 28,525	$ 10,000		$ 324,225							$ 190,000
Term notes payables																									300,000					13,000		42,900								13,000	20,000	15,000	100,000
Percentage of company's common stock hold by beneficial owner					50.00%	50.00%																		6.00%
Interest rate on debentures					6.00%	6.00%		6.00%		6.00%	6.00%	6.00%	6.00%			6.00%			6.00%	6.00%		6.00%	6.00%					6.00%				6.00%				6.00%		6.00%			6.00%	6.00%	16.00%		6.00%
Conversion price					$ 1.88	$ 1.88		$ 2.63		$ 2.63	$ 2.63					$ 2.85									$ 4.50
Repayment of convertible debt															50,000
Interest rate on term notes																									16.00%					6.00%										6.00%
Number of common stock purchased by issuance of warrants																									400,000
Exercise price of warrants																									4.50
Period of warrants																									3 years
Debt instrument, maturity date, description																		Due on demand or one year after the issue date.			Due on demand or one year after the issue date.		Due on demand or one year after the issue date.						Due on demand or one year after the issue date.		Due on demand or one year after the issue date.						Due date has been extended over time to December 31, 2013.		Due date has been extended over time to December 31, 2013.		Due on demand or one year after the issue date.	Due on demand or one year after the issue date.		Due date has been extended over time to December 31, 2013.
Debt instruments, original maturity date					Aug. 31, 2010	Aug. 31, 2010		Aug. 31, 2011			Aug. 31, 2011	Aug. 31, 2011	Aug. 31, 2011			Dec. 31, 2012									Jun. 25, 2011											Jan. 02, 2017							Nov. 30, 2013
Debt instruments, extended maturity date description					Due date has been extended over time to January 2, 2017		Due date has been extended over time to December 31, 2013.		Due date has been extended over time to December 31, 2013.		Due date has been extended over time to January 2, 2017			Due date has been extended over time to December 31, 2013.			Due date has been extended over time to December 31, 2013.									Due date for this note has been extended over time to November 30, 2013.	Due on demand or one year after the issue date.																The note was repaid in January 2014.
Repayments of insurance policy																																		53,035
Amount of notes payable secured by first security interest			1,316,362
Sale of stock value			3,061,100
Repayment of Notes Payable	$ 126,923	$ 12,111	$ 71,548	$ 51,193																													$ 23,923